Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Warrants (Tables) [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

Securities Into Which	Total Warrants	Warrants Recorded	Exercise	Expiration
Warrants are Convertible	Outstanding	as Liabilities	Price	Date
	(in thousands, except per share amounts)
Common stock	4,600	—	$5.00	August 2019
Common stock	120	—	$6.25	August 2019
Common stock	613	111	$26.00	August and September 2018
Common stock	3	—	$1,540.55	July 2015
Total	5,336	111

Securities Into Which	Total Warrants	Warrants Recorded	Exercise	Expiration
Warrants are Convertible	Outstanding	as Liabilities	Price	Date

Common stock	4,600,000	—	$5.00	August 2019
Common stock	120,000	—	$6.25	August 2019
Common stock	7,698	7,698	$7.59	January 2015
Common stock	612,838	110,527	$26.00	August and September 2018
Common stock	96	—	$1,459.05	December 2015
Common stock	205	—	$1,490.85	July 2015
Common stock	3,019	—	$1,540.55	July 2015
Common stock	151	—	$2,981.70	November 2015

Total	5,344,007	118,225

Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]

	June 30, 2015	June 30, 2014
Risk-free interest rate	0.95% - 0.98%	0.03% - 1.03%
Expected remaining term	2.84 - 2.93 Years	0.15 - 3.40 Years
Expected volatility	107.37% - 107.49%	103.32% - 123.85%
Dividend yield	—%	—%

Warrant [Member]
Warrants (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
	December 31, 2014	December 31, 2013

Risk-free interest rate	1.18% - 1.20%	0.09% - 1.36%
Expected remaining term	3.29 - 3.37 Years	0.46 - 3.80 Years
Expected volatility	118.75% - 118.93%	95.39% - 118.65%
Dividend yield	0%	0%